Deferred acquisition costs - Schedule of Deferred Acquisition Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Beginning balance	$ 6,524	$ 6,342	$ 6,342	$ 3,929
Capitalization	3,393	2,358	2,357	4,065
Amortization	(2,389)	(1,600)	(2,175)	(1,652)
Ending balance	$ 7,528	$ 7,100	$ 6,524	$ 6,342